Discontinued Operations (FY) (Tables)	12 Months Ended
Dec. 31, 2019
Discontinued Operations [Abstract]
Schedule Of The Amounts In Net Loss From Discontinued Operations
The following table sets forth information concerning Discontinued Operations: (in thousands):

	For the years ended December 31,
	2019	2018
Revenues	$—	$6
Production costs and taxes	—	(40)
Depreciation, depletion, and amortization	—	(4)
Interest income	—	—
Gain on sale of assets	—	1,165
Deferred income tax benefit	—	—
Net income from discontinued operations	$—	$1,127